Long-Term Debt, $40.75 Million Term Loan Facility (Details)			12 Months Ended
	Jul. 20, 2023 USD ($)	Jul. 27, 2021 Tranche	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 23, 2021 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan			$ 53,864,500	$ 24,493,000	$ 5,178,500
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary						4
Face amount			$ 40,750,000
Number of tranches drawn | Tranche		4
Number of payment installments | Installment			20
Frequency of periodic payment			quarterly
Installment payment			$ 1,154,000
Balloon installment payable at maturity			$ 17,700,000
$40.75 Million Term Loan Facility [Member] | M/V Magic Twilight [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 7,910,000